Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Capital expenditure commitments
Less than one year	¥ 36,483	¥ 227,875
One to three years	88,878	146,227
Four to five years		13,752
Total	¥ 125,361	¥ 387,854